ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Voyage expenses	$ 7,814	$ 14,427
Ship operating expenses	37,967	17,997
Administrative expenses	4,023	4,009
Tax expenses	626	518
Interest expenses	10,078	9,090
Total accrued expenses	$ 60,508	$ 46,041